Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
National corporation tax	24.00%	24.00%	24.00%
Inhabitant tax	4.00%	4.00%	4.00%
Deductible enterprise tax	4.00%	4.00%	4.00%
Statutory income tax rate	31.50%	31.50%	31.50%
Net changes in total valuation allowance	¥ (3,201)	¥ 1,759	¥ 2,132
Net changes in total valuation allowance recognized in earnings due to the utilization of net operating loss carryforwards	(3,380)	(3,660)	(1,465)
Increase in valuation allowance	1,143	4,125	2,120
Decrease in valuation allowance	3,129	3,612	1,492
Net changes in valuation allowance	(1,986)	¥ 513	¥ 628
Net operating loss carryforwards	¥ 369,010
Statutory income tax rate before the revision	31.00%
Increase in provision of income taxes	¥ 6,124
Statutory income tax rate after the revision	31.90%